Goodwill (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Goodwill

The following is a rollforward of our goodwill ($ in millions):

Balance, December 31, 2016	$3,979.0
Foreign currency translation & other	20.2

Balance, March 31, 2017	$3,999.2

The carrying value of goodwill by segment is summarized as follows ($ in millions):

	March 31, 2017	December 31, 2016
Professional Instrumentation	$2,435.9	$2,423.7
Industrial Technologies	1,563.3	1,555.3

Total goodwill	$3,999.2	$3,979.0

The following is a rollforward of our goodwill by segment ($ in millions):

	Professional Instrumentation	Industrial Technologies	Total
Balance, January 1, 2015	$2,419.8	$1,575.3	$3,995.1
Attributable to 2015 acquisitions	21.2	—	21.2
Foreign currency translation & other	(40.4)	(26.9)	(67.3)

Balance, December 31, 2015	2,400.6	1,548.4	3,949.0
Attributable to 2016 acquisitions	61.3	51.9	113.2
Foreign currency translation & other	(38.2)	(45.0)	(83.2)

Balance, December 31, 2016	$2,423.7	$1,555.3	$3,979.0